Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Mar. 05, 2021
Document Creation Date	dei_DocumentCreationDate	Mar. 09, 2021